Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6 – LEASES

The Company’s main operating lease expenses include lease of office space and laboratory facilities. The lease agreement for this property was signed in 2021 for a four-year initial term with an option to extend for an additional four-year term. As of December 31, 2024, the Company estimated that the lease extension option would be exercised. For details of a subsequent event to the balance sheet date, see Note 17(d).

The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right of use asset and a lease liability at the lease commencement date.

As of December 31, 2024 and 2023, the Company has no financing leases.

The components of lease expense were as follows for the periods presented (in thousands):

	Year ended December 31,
	2024	2023	2022
Operating lease cost	638	580	586
Short-term lease cost	-	-	20
Variable lease cost	73	52	26
Total lease cost	711	632	632

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2024	2023
Weighted average remaining lease term	5.1	7
Weighted average discount rate	8.767%	8.767%

Cash payments related to operating lease liabilities for the years ended December 31, 2024, 2023, and 2022, were USD 641 thousand, USD 620 thousand and USD 604 thousand, respectively.

The maturities of the Company’s operating lease liabilities were as follows (in thousand):

Fiscal years ending December 31,	December 31, 2024
2025	575
2026	595
2027	595
2028	595
Thereafter	647

Total undiscounted lease payments	3,007

Less imputed interest	(552)

Total lease liabilities	2,455